Financial Instruments and Hedging Activities - Details Regarding Foreign Currency Forward Exchange Contracts (Detail) (EUR [Member], EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 64.7
Maturity range, Start year	2015
Maturity range, End year	2018
Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	48.5
Maturity range, Start year	2015
Maturity range, End year	2018
Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Notional amounts	€ 42.8
Maturity range, Start year	2018
Maturity range, End year	2018
Minimum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0136280
Minimum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0135295
Minimum [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0135420
Maximum [Member] | Foreign Exchange Forward One [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0141270
Maximum [Member] | Foreign Exchange Forward Two [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0140830
Maximum [Member] | Foreign Exchange Forward Contract Three [Member]
Foreign Exchange Contracts [Line Items]
Receiving rates	0.0138380